Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acceleration of amortization of intangible asset	$ 0	$ 0	$ 20,526
Finite lived intangible assets amortization method	straight line
Weighted average useful life for favorable lease terms chartered out	10 years 3 months 16 days
Acquired Finite-lived Intangible Asset, Residual Value	$ 0
Navios Luz Navios and Buena Ventura | Favorable lease intangibles
Acceleration of amortization of intangible asset			$ 20,526